CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments ae-an) (Details) T in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) T
SOTREQ S.A. | Mineraçao Usiminas | Maintenance Services
Disclosure of contingent liabilities [line items]
Unjustified termination clause, period	24 months
Long-term purchase commitment, amount	$ 10.3
National Operator Of The Electric System (ONS) | Usiminas | Transmission System
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	18.3
White Martins Gases Industriais LTD | Usiminas | Industrial Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 122.8
Long-term purchase commitment, take or pay volume	50.00%
White Martins WK | Usiminas | Industrial Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 29.3
Long-term purchase commitment, take or pay volume	47.20%
VLI Multimodal S.A. | Usiminas | Rail Transportation
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 139.1
VLI Multimodal S.A. | Usiminas | Port And Accessory Services
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 49.5
VLI Multimodal S.A. | Usiminas | Port And Accessory Services | Bottom of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum volume | T	1,800
VLI Multimodal S.A. | Usiminas | Port And Accessory Services | Top of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum volume | T	2,100
Porto Sudeste do Brasil S.A. | Mineração Usiminas S.A. | Ore Export Loading
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 178.3
Long-term purchase commitment, total purchased volume | T	8,000
MRS Logística S.A | Usiminas | Rail Transportation
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 45.4
Long-term purchase commitment, deviation	20.00%
MRS Logística S.A | Usiminas | Rail Transportation | Ipatinga, Brazil
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum volume | T	750
MRS Logística S.A | Usiminas | Rail Transportation | Cubatao, Brazil
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum volume | T	402
Petrobras S.A. | Usiminas | Petcoke
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 48.4
Long-term purchase commitment, minimum volume | T	96
Armac Locacao Logistica e Servicos S.A. | Mineração Usiminas S.A. | Internal Material Handling Services
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	$ 20.4
Long-term purchase commitment, termination penalty, period one	50.00%
Long-term purchase commitment, termination penalty, period two	25.00%